Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 - Basis of Preparation

A.	Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized by the Company’s Board of Directors for issue on April 18, 2024.

B.	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The euro is the currency that represents the principal economic environment in which the Company operates.

C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following assets and liabilities:

(i)	Investment in investee accounted for using the equity method;

(ii)	Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss; and

(iii)	Deferred tax assets and liabilities.

D.	Operating cycle

The operating cycle of the Company is one year.

E.	Use of estimates and judgments

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions, that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The determination of accounting estimates used in the preparation of the Company’s financial statements requires that management of the Company makes assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:

The Company examines at the end of each reporting year whether there have been any events or changes in circumstances that indicate impairment of cash-generating units. When an indication of impairment is revealed, the Company checks whether the carrying amount of the cash-generating units is recoverable. An impairment loss is recognized if the carrying amount of the cash-generating unit exceeds its estimated recoverable amount. A principal assumption of this estimate is the allocation of fair value (less costs of disposal) to the cash-generating units of the Company and a possible effect of this estimate is change of the impairment loss. For more information see Note 6D.

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. Principal assumptions of this estimate are unobservable inputs used in the valuation model (especially standard deviation and discount rates) and a possible effect of this estimate is profit or loss from a change in the fair value of those financial assets and derivatives. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

A principal assumption of this estimate is the probability that in the future there will be taxable profits against which carried forward losses can be utilized. A possible effect of this estimate is recognition or reversal of deferred tax asset in profit or loss. See Note 19 regarding taxes on income.

Determination of fair value:

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in Note 15, on share-based payments and Note 21, on financial instruments.

F.	Initial application of new standards, amendments to standards and interpretations

1.	Amendment to IAS 1, Presentation of Financial Statements: “Disclosure of Accounting Policies.” (“the IAS 1 Amendment”)

Effective January 1, 2023, the Company adopted IAS 1 Amendment and IFRS Practice Statement 2 – Disclosure of Accounting Policies (“IFRS Practice Statement 2”). The IAS 1 Amendment and IFRS Practice Statement 2 require the Company to disclose its material accounting policies instead of its significant accounting policies. As a result of the adoption of these amendments, the accounting disclosure provided in the financial statements for 2023 was reduced and adjusted according to the Company’s specific circumstances.

2.	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (“the IAS 12 Amendment”)

The IAS 12 Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The IAS 12 Amendment is effective for annual periods beginning on or after January 1, 2023. For deferred taxes arising from leases and decommissioning and restoration liabilities, the Amendment is applied by amending the opening balance of retained earnings for the earliest comparative data presented.

Application of the Amendment did not have a material effect on the financial statements.

G.	Retrospective classification

Comparative amounts of other comprehensive income were retrospectively classified in order to present the change in fair value of cash flow hedges transferred to profit or loss, which resulted in approximately € 37.3 million and €21.8 million being reclassified for 2022 and 2021, respectively, from Effective portion of change in fair value of cash flow hedges to Net change in fair value of cash flow hedges transferred to profit or loss. This classification did not have any effect on the profit (loss) and on the Total other comprehensive income (loss) for the year.